Operating lease agreements	12 Months Ended
Dec. 31, 2017
Presentation Of Leases For Lessee [Abstract]
Operating lease agreements
33.	Operating lease agreements

Leasing as the lessee – The rents of operating leases are payable as follows:

	2015		2016		2017
Less than one year	Ps.	18,306	Ps.	18,550	Ps.	15,067
Between one and 5 years		47,829		39,815		47,881
	Ps.	66,135	Ps.	58,365	Ps.	62,948

The Company has leased office space under three and five-year operating lease agreement, which was renewed in February 2013 and May 2017 and concludes in January 2018 and April 2020, respectively. The monthly rental payments are USD$ 42,523. Base rent is subject to increases according to the National Consumer Price Index (NCPI) and the Consumer Price Index (CPI).

Rental expense in Mexican pesos amounted to Ps. 7,205, Ps. 8,837 and Ps. 9,044 for the years ended December 31, 2015, 2016 and 2017, respectively.

In addition to the monthly rent described above, the Company has entered into rental contracts for other assets, whose amounts are not material.

Leasing as the lessor

a)

The Company receives payments from leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such leases is as follows:

	2015		2016		2017
Less than one year	Ps.	554,505	Ps.	656,672	Ps.	720,071
Between one and 5 years		714,262		728,712		809,179
More than 5 years		35,452		1,560		5,641
	Ps.	1,304,219	Ps.	1,386,944	Ps.	1,534,891

b)	Future minimum rental payments under non-cancellable leases in MBJA are as shown in the following table (in thousands of USD Dollars):

	2015		2016		2017
Less than one a year	USD$	1,223	USD$	10,022	USD$	13,018
Between one and five years.		5,374		28,193		24,106
More than five years		—		6,198		14,226
	USD$	6,597	USD$	44,413	USD$	51,350

During the years ended December 31, 2015, 2016 and 2017, the Company recognized income from leasing activities of Ps. 1,244,644, Ps. 1,736,237 and Ps. 2,039,697, as part of the non-regulated revenues in the consolidated statements of profit or loss and other comprehensive income, respectively.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2015, 2016 and 2017 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 21.